Note 4(a) - Advances for Vessels Acquisitions / Under Construction (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels acquisitions / under construction
Balance, December 31, 2018	38,744
— Advances paid	158,905
— Capitalized expenses	3,812
— Transferred to Vessels, net	(189,220)
Balance, December 31, 2019	12,241
— Advances paid	117,203
— Capitalized expenses	3,509
— Transferred to Vessels, net	(76,959)
— Transferred to Assets held for sale	(24,340)
Balance, December 31, 2020	31,654